DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
NOTE 4 – DISCONTINUED OPERATIONS

During the year ended December 31, 2017, the Company committed to a plan to cease the aviation security operations of its subsidiary in Cyprus.

As of December 31, 2019 and 2018 the Company had no assets or liabilities in its consolidated balance sheets, that related to the discontinued operations.

A summary of the Company’s consolidated statements of operations from the above discontinued operations for the years ended December 31, 2019, 2018 and 2017 are as follows:

	For the Years Ended December 31,
	2019	2018	2017

Revenue	$-	$-	$609
Cost of revenue	-	-	588
GROSS PROFIT	-	-	21
Selling, general and administrative	-	289	116
Net loss	-	(289)	(95)
Less: Net loss attributable to non-controlling interests	-	123	47
LOSS FROM DISCONTINUED OPERATIONS ATTRIBUTABLE
TO ICTS INTERNATIONAL N.V.	$-	$(166)	$(48)